EQ ADVISORS TRUST

AXA Tactical Manager Portfolios

SUPPLEMENT DATED OCTOBER 19, 2009 TO THE PROSPECTUS DATED MAY 27, 2009

This Supplement updates certain information contained in the Prospectus dated May 27, 2009 for the AXA Tactical Manager Portfolios of EQ Advisors Trust (“Trust”). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with information about the investment objective of each of AXA Tactical Manager 500 Portfolio I, AXA Tactical Manager 500 Portfolio II, AXA Tactical Manager 500 Portfolio III, AXA Tactical Manager 400 Portfolio I, AXA Tactical Manager 400 Portfolio II, AXA Tactical Manager 400 Portfolio III, AXA Tactical Manager 2000 Portfolio I, AXA Tactical Manager 2000 Portfolio II, AXA Tactical Manager 2000 Portfolio III, AXA Tactical Manager International Portfolio I, AXA Tactical Manager International Portfolio II, and AXA Tactical Manager International Portfolio III (each, a “Portfolio” and collectively, the “AXA Tactical Manager Portfolios”).

Information About the Investment Objectives of the AXA Tactical Manager Portfolios

Effective October 19, 2009, the investment objective for each Portfolio is changed to reflect the information listed.

Portfolio	Investment Objective
AXA Tactical Manager 500 Portfolio I AXA Tactical Manager 500 Portfolio II AXA Tactical Manager 500 Portfolio III

The Portfolio seeks a total return that is comparable to that of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) by investing in a combination of long and short positions based on securities included in the S&P 500.

AXA Tactical Manager 400 Portfolio I AXA Tactical Manager 400 Portfolio II AXA Tactical Manager 400 Portfolio III

The Portfolio seeks a total return that is comparable to that of the Standard & Poor’s MidCap 400 Index (“S&P 400”) by investing in a combination of long and short positions based on securities included in the S&P 400.

AXA Tactical Manager 2000 Portfolio I AXA Tactical Manager 2000 Portfolio II AXA Tactical Manager 2000 Portfolio III

The Portfolio seeks a total return that is comparable to that of the Russell® 2000 Index by investing in a combination of long and short positions based on securities included in the Russell® 2000 Index.

AXA Tactical Manager International Portfolio I AXA Tactical Manager International Portfolio II AXA Tactical Manager International Portfolio III

The Portfolio seeks a total return that is comparable to that of the Morgan Stanley Capital International (“MSCI”) EAFE Index or a combination of the ASX SPI 200 Index, Dow Jones EURO STOXX 50 Index®, FTSE 100 Index and the Tokyo Stock Price Index (collectively, the “Indices”) by investing in a combination of long and short positions based on securities included in the MSCI EAFE or the Indices.